Redeemable Noncontrolling Interests - Summary of Changes in The Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 01, 2024	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Beginning balance			$ 27,139
Adjustment of redeemable noncontrolling interests to redemption amount				$ 923
Net loss attributable to redeemable noncontrolling interests			(1,789)
Ending Balance			3,730
Gateway
Redeemable Noncontrolling Interest [Line Items]
Beginning balance			20,600
Adjustment of redeemable noncontrolling interests to redemption amount			(14,981)
Purchase of redeemable noncontrolling interest		$ (5,400)	(5,400)
Harvest Grove
Redeemable Noncontrolling Interest [Line Items]
Beginning balance			1,000
Adjustment of redeemable noncontrolling interests to redemption amount			2,542
Purchase of redeemable noncontrolling interest	$ (3,800)		$ (3,781)